General and Administrative Expenses	6 Months Ended
Jun. 30, 2023
General and Administrative Expense [Abstract]
Schedule of General and Administrative Expenses

NOTE 9 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Six months ended June 30
	2023	2022
	USD in thousands

Salary and related expenses	1,279	1,051
Consultants and insurance	903	1,018
Depreciation and other	162	214
Office maintenance	54	45
	2,398	2,328